Loans (Summary Of Major Classifications For Loans) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	$ 2,146,369	$ 1,973,103
Allowance for loan losses	(18,809)	(19,409)
Net Loans	2,127,560	1,953,694
Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	1,031,435	929,788
Home equity - junior liens (including lines of credit) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	143,110	141,797
Commercial And Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	108,739	130,899
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	821,970	732,146
Consumer Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	36,564	35,845
DDA Overdrafts [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	$ 4,551	$ 2,628